                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              CORPORATE INCOME FUND
                              INSURED SERIES--102
                              (A UNIT INVESTMENT TRUST)
                              PORTFOLIO OF INSURED LONG TERM CORPORATE BONDS DESIGNED FOR HIGH CURRENT INCOME
                              MONTHLY INCOME DISTRIBUTIONS
                              U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS



SPONSORS:                      -------------------------------------------------
Merrill Lynch,                 The Securities and Exchange Commission has not
Pierce, Fenner & Smith         approved or disapproved these Securities or
Incorporated                   passed upon the adequacy of this prospectus. Any
Salomon Smith Barney Inc.      representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated July 30, 1999.

--------------------------------------------------------------------------------

Defined Asset FundsSM
DEFINED ASSET FUNDSSM IS AMERICA'S OLDEST AND LARGEST FAMILY OF UNIT INVESTMENT TRUSTS, WITH OVER $160 BILLION SPONSORED OVER THE LAST 28 YEARS. DEFINED ASSET FUNDS HAS BEEN A LEADER IN UNIT INVESTMENT TRUST RESEARCH AND PRODUCT INNOVATION. OUR FAMILY OF FUNDS HELPS INVESTORS WORK TOWARD THEIR FINANCIAL GOALS WITH A FULL RANGE OF QUALITY INVESTMENTS, INCLUDING MUNICIPAL, CORPORATE AND GOVERNMENT BOND PORTFOLIOS, AS WELL AS DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS.

DEFINED ASSET FUNDS OFFER A NUMBER OF ADVANTAGES:
   A DISCIPLINED STRATEGY OF BUYING AND HOLDING WITH A LONG-TERM VIEW IS THE CORNERSTONE OF DEFINED ASSET FUNDS.
   FIXED PORTFOLIO: DEFINED FUNDS FOLLOW A BUY AND HOLD INVESTMENT STRATEGY; FUNDS ARE NOT MANAGED AND PORTFOLIO CHANGES ARE LIMITED.
DEFINED PORTFOLIOS: WE CHOOSE THE STOCKS AND BONDS IN ADVANCE, SO YOU KNOW WHAT
    YOU'RE INVESTING IN.
PROFESSIONAL RESEARCH: OUR DEDICATED RESEARCH TEAM SEEKS OUT STOCKS OR BONDS
    APPROPRIATE FOR A PARTICULAR FUND'S OBJECTIVES.
ONGOING SUPERVISION: WE MONITOR EACH PORTFOLIO ON AN ONGOING BASIS.
NO MATTER WHAT YOUR INVESTMENT GOALS, TOLERANCE FOR RISK OR TIME HORIZON, THERE'S PROBABLY A DEFINED ASSET FUND THAT SUITS YOUR INVESTMENT STYLE. YOUR FINANCIAL PROFESSIONAL CAN HELP YOU SELECT A DEFINED ASSET FUND THAT WORKS BEST FOR YOUR INVESTMENT PORTFOLIO.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 1999.


CONTENTS
                                                               PAGE
                                                         -----------
RISK/RETURN SUMMARY....................................           3
WHAT YOU CAN EXPECT FROM YOUR INVESTMENT...............           6
   MONTHLY INCOME......................................           6
   RETURN FIGURES......................................           6
   RECORDS AND REPORTS.................................           6
THE RISKS YOU FACE.....................................           6
   INTEREST RATE RISK..................................           6
   CALL RISK...........................................           7
   REDUCED DIVERSIFICATION RISK........................           7
   LIQUIDITY RISK......................................           7
   CONCENTRATION RISK..................................           7
   BOND QUALITY RISK...................................           7
   INSURANCE RELATED RISK..............................           7
   LITIGATION RISK.....................................           8
SELLING OR EXCHANGING UNITS............................           8
   SPONSORS' SECONDARY MARKET..........................           8
   SELLING UNITS TO THE TRUSTEE........................           8
   EXCHANGE OPTION.....................................           9
HOW THE FUND WORKS.....................................           9
   PRICING.............................................           9
   EVALUATIONS.........................................           9
   INCOME..............................................          10
   EXPENSES............................................          10
   PORTFOLIO CHANGES...................................          10
   FUND TERMINATION....................................          11
   CERTIFICATES........................................          11
   TRUST INDENTURE.....................................          11
   LEGAL OPINION.......................................          12
   AUDITORS............................................          12
   SPONSORS............................................          12
   TRUSTEE.............................................          12
   UNDERWRITERS' AND SPONSORS' PROFITS.................          13
   PUBLIC DISTRIBUTION.................................          13
   CODE OF ETHICS......................................          13
   YEAR 2000 ISSUES....................................          13
TAXES..................................................          13
SUPPLEMENTAL INFORMATION...............................          14
FINANCIAL STATEMENTS...................................         D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks high current interest income by investing in a fixed portfolio consisting primarily of insured corporate bonds.
       2.  WHAT ARE CORPORATE BONDS?
           Corporate bonds are bonds issued by companies, governments or other institutions to raise money to use in their business or to fund their activities. In return, they pay a fixed rate of interest and principal at maturity.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
           The Fund plans to hold to maturity 8 insured long-term corporate bonds, and some short-term U.S. Treasury notes reserved to pay the deferred sales fee, with a current aggregate face amount of $21,368,000.
           The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed. The bonds are insured by MBIA while they remain in the Portfolio.
           All of the bonds are rated AAA by Standard & Poor's for as long as they remain in the Portfolio.
           Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
           The Portfolio consists of corporate bonds of the following types of issuers:



                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



           Corporate Utilities                            95%
           U.S. Government                               5%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
           Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
           Because the Fund is concentrated in corporate utility bonds, adverse developments in these industries may affect the value of your units.
           Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
           The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want current monthly income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements or if you cannot tolerate any risk.

           DEFINING YOUR INCOME

           WHAT YOU MAY EXPECT (Payable on the 25th day each month):


           Regular Monthly Income per unit:                  $    5.24
           Annual Income per unit:                           $   62.94
           RECORD DAY: 10th day of each month
           These figures are estimates on the evaluation date; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               3.50%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           You will pay a deferred sales fee of $3.75 per unit quarterly November, February, May and August through May, 2000. Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per Unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            3.50%
           $100,000 to $249,999                          3.25%
           $250,000 to $499,999                          3.00%
           $500,000 to $999,999                          2.75%
           $1,000,000 and over                           2.50%

           Maximum Exchange Fee                          2.50%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.62
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees (including updating
           expenses)
                                                     $    0.32
           Evaluator's Fee
                                                     $    1.88
           Insurance Premium
                                                     $    0.20
           Organization Costs
                                                     $    0.22
           Other Operating Expenses
                                                    -----------
                                                     $    3.70
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Insured Series of Corporate Income Fund, which had the same investment objectives, strategies and types of bonds as this Fund. These prior Series differed in that they charged a higher sales fee. These prior Insured Series were offered between May 5, 1991 and August 7, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            2.65%        8.16%        6.93%        9.29%
Average         0.03         7.15         5.56         8.33
Low             -0.99        6.01         3.78         7.19
---------------------------------------------------------------



Average
Sales fee         5.62%        5.73%


-

Note: All returns represent changes in unit price with distributions reinvested into the Corporate Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.
       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

           UNIT PRICE PER UNIT                      $1,000.03
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly. Interest on the bonds in this Fund is subject to federal income taxes for U.S. investors, but if you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes. Interest on the U.S. Treasury notes will be exempt from state and local personal income taxes. You will receive this interest at the end of each of the years in which they mature.



           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your monthly income in cash unless you choose to compound your income by reinvesting at no sales fee in the Corporate Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but those bonds are not insured. Income from this program will be subject to U.S. federal income taxes for both U.S. and foreign investors. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT
MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   a change in the Fund's expenses; or
   the failure by a bond's issuer to pay interest.
Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.
Along with your monthly income, you will receive your share of any available bond principal.
Return Figures We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.
Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income                Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.
Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.
These return quotations are designed to be comparative rather than predictive. Records and Reports You will receive:
a monthly statement of income payments and any principal payments;
a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
an annual report on Fund activity; and
annual tax information. This will also be sent to the IRS. You must report the amount of interest received during the year.
You may request:
copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
audited financial statements of the Fund.
You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE
INTEREST RATE RISK
INVESTING INVOLVES RISKS, INCLUDING THE RISK THAT YOUR INVESTMENT WILL DECLINE IN VALUE IF INTEREST RATES RISE. GENERALLY, BONDS WITH LONGER MATURITIES WILL CHANGE IN VALUE MORE THAN BONDS WITH SHORTER MATURITIES. BONDS IN THE FUND ARE MORE LIKELY TO BE CALLED WHEN INTEREST RATES DECLINE. THIS WOULD RESULT IN EARLY RETURNS OF PRINCIPAL TO YOU AND MAY RESULT IN EARLY TERMINATION OF THE FUND. OF COURSE, WE CANNOT PREDICT HOW INTEREST RATES MAY CHANGE.
CALL RISK MANY BONDS CAN BE PREPAID OR 'CALLED' BY THE ISSUER BEFORE THEIR STATED MATURITY. FOR EXAMPLE, SOME BONDS MAY BE REQUIRED TO BE CALLED PURSUANT TO MANDATORY SINKING FUND PROVISIONS.
ALSO, AN ISSUER MIGHT CALL ITS BONDS DURING PERIODS OF FALLING INTEREST RATES, IF THE ISSUER'S BONDS HAVE A COUPON HIGHER THAN CURRENT MARKET RATES.
IF THE BONDS ARE CALLED, YOUR INCOME WILL DECLINE AND YOU MAY NOT BE ABLE TO REINVEST THE MONEY YOU RECEIVE AT AS HIGH A YIELD OR AS LONG A MATURITY. AN EARLY CALL AT PAR OF A PREMIUM BOND WILL REDUCE YOUR RETURN.
REDUCED DIVERSIFICATION RISK IF MANY INVESTORS SELL THEIR UNITS, THE FUND WILL HAVE TO SELL BONDS. THIS COULD REDUCE THE DIVERSIFICATION OF YOUR INVESTMENT AND INCREASE YOUR SHARE OF FUND EXPENSES.
LIQUIDITY RISK THE BONDS WILL GENERALLY TRADE IN THE OVER-THE-COUNTER MARKET. WE CANNOT ASSURE YOU THAT A LIQUID TRADING MARKET WILL EXIST, ESPECIALLY SINCE CURRENT LAW MAY RESTRICT THE FUND FROM SELLING BONDS TO ANY SPONSOR. THE VALUE OF THE BONDS, AND OF YOUR INVESTMENT, MAY BE REDUCED IF TRADING IN BONDS IS LIMITED OR ABSENT.
CONCENTRATION RISK
WHEN A CERTAIN TYPE OF BOND MAKES UP 25% OR MORE OF THE PORTFOLIO, THE FUND IS SAID TO BE

'CONCENTRATED' IN THAT BOND TYPE, WHICH MAKES THE FUND LESS DIVERSIFIED.
HERE IS WHAT YOU SHOULD KNOW ABOUT THE FUND'S CONCENTRATION IN CORPORATE UTILITY BONDS, INCLUDING TELECOMMUNICATIONS BONDS:
   PAYMENT FOR THESE BONDS DEPENDS ON RATES THAT THE UTILITY COMPANIES MAY CHARGE, THE DEMAND FOR THEIR SERVICES AND THEIR OPERATING COSTS;
   ELECTRIC UTILITIES FACE PRESSURE TO KEEP RATES LOW, WHICH MAY MAKE IT DIFFICULT TO RECOVER INVESTMENTS IN GENERATING PLANT;
   UTILITIES GENERALLY ARE SENSITIVE TO COSTS AND AVAILABILITY OF FUEL;
   SOME ELECTRIC UTILITIES ARE SUBJECT TO THE RISKS OF THE NUCLEAR INDUSTRY; TELECOMMUNICATIONS COMPANIES ARE EXTENSIVELY REGULATED AND THE INDUSTRY IS
    INCREASINGLY COMPETITIVE; AND
   THE RATE OF TECHNOLOGICAL INNOVATION HAS A MAJOR IMPACT ON TELECOMMUNICATIONS
    COMPANIES.
CHANGES TO THE PORTFOLIO FROM BOND REDEMPTIONS, MATURITIES AND SALES MAY AFFECT THE FUND'S CONCENTRATION OVER TIME.
BOND QUALITY RISK A REDUCTION IN A BOND'S RATING MAY DECREASE ITS VALUE AND, INDIRECTLY, THE VALUE OF YOUR INVESTMENT IN THE FUND.
INSURANCE RELATED RISK THE BONDS ARE BACKED BY MBIA INSURANCE CORPORATION AS LONG AS THEY REMAIN IN THE FUND. INSURANCE POLICIES GENERALLY MAKE PAYMENTS ONLY ACCORDING TO A BOND'S ORIGINAL PAYMENT SCHEDULE AND DO NOT MAKE EARLY PAYMENTS WHEN A BOND DEFAULTS OR BECOMES TAXABLE. ALTHOUGH THE FEDERAL GOVERNMENT DOES NOT REGULATE THE INSURANCE BUSINESS, VARIOUS STATE LAWS AND FEDERAL INITIATIVES AND TAX LAW CHANGES COULD SIGNIFICANTLY AFFECT THE INSURANCE BUSINESS. THE CLAIMS-PAYING ABILITY OF MBIA IS RATED AAA BY STANDARD & POOR'S. INSURANCE COMPANY RATINGS ARE SUBJECT TO CHANGE AT ANY TIME AT THE DISCRETION OF THE RATING AGENCIES.
LITIGATION RISK WE DO NOT KNOW OF ANY PENDING LITIGATION THAT MIGHT HAVE A MATERIAL ADVERSE EFFECT UPON THE FUND.

SELLING OR EXCHANGING UNITS
YOU CAN SELL YOUR UNITS AT ANY TIME FOR A PRICE BASED ON NET ASSET VALUE. YOUR NET ASSET VALUE IS CALCULATED EACH BUSINESS DAY BY:
     adding the value of the bonds, net accrued interest, cash and any other Fund assets;
     subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
     dividing the result by the number of outstanding units.
      Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.
      If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.
      Sponsors' Secondary Market While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.
      We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason. Selling Units to the Trustee Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.
      Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.
      As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.
      If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.
      If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.
      There could be a delay in paying you for your units:
     if the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and for any other period permitted by SEC order.
Exchange Option You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 2.50%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.
Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser. We may amend or terminate this exchange option at any time without notice.
HOW THE FUND WORKS
PRICING THE PRICE OF A UNIT INCLUDES INTEREST ACCRUED ON THE BONDS, LESS EXPENSES, FROM THE MOST RECENT RECORD DAY UP TO, BUT NOT INCLUDING, THE SETTLEMENT DATE, WHICH IS USUALLY THREE BUSINESS DAYS AFTER THE PURCHASE DATE OF THE UNIT.
A PORTION OF THE PRICE OF A UNIT CONSISTS OF CASH SO THAT THE TRUSTEE CAN PROVIDE YOU WITH REGULAR MONTHLY INCOME. WHEN YOU SELL YOUR UNITS YOU WILL RECEIVE YOUR SHARE OF THIS CASH.
IN ADDITION, AS WITH MUTUAL FUNDS, THE FUND (AND THEREFORE THE INVESTORS) PAY ALL OR SOME OF THE COSTS OF ORGANIZING THE FUND INCLUDING:
     COST OF INITIAL PREPARATION OF LEGAL DOCUMENTS;
     FEDERAL AND STATE REGISTRATION FEES;
     INITIAL FEES AND EXPENSES OF THE TRUSTEE;
     INITIAL AUDIT; AND
     LEGAL EXPENSES AND OTHER OUT-OF-POCKET EXPENSES.
EVALUATIONS AN INDEPENDENT EVALUATOR VALUES THE BONDS ON EACH BUSINESS DAY (EXCLUDING SATURDAYS, SUNDAYS AND THE FOLLOWING HOLIDAYS AS OBSERVED BY THE NEW YORK STOCK EXCHANGE: NEW YEAR'S DAY, PRESIDENTS' DAY, MARTIN LUTHER KING, JR. DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING AND CHRISTMAS). BOND VALUES ARE BASED ON CURRENT BID OR OFFER PRICES FOR THE BONDS OR COMPARABLE BONDS. IN THE PAST, THE DIFFERENCE BETWEEN BID AND OFFER PRICES OF PUBLICLY OFFERED BONDS HAS RANGED FROM 0.25% OF FACE AMOUNT ON ACTIVELY TRADED ISSUES TO 1.5% ON INACTIVELY TRADED ISSUES; THE DIFFERENCE HAS AVERAGED BETWEEN 0.5% AND 1%.
INCOME THE TRUSTEE CREDITS INTEREST TO AN INCOME ACCOUNT AND OTHER RECEIPTS TO A CAPITAL

ACCOUNT. THE TRUSTEE MAY ESTABLISH A RESERVE ACCOUNT BY WITHDRAWING FROM THESE ACCOUNTS AMOUNTS IT CONSIDERS APPROPRIATE TO PAY ANY MATERIAL LIABILITY. THESE ACCOUNTS DO NOT BEAR INTEREST.
EXPENSES
THE TRUSTEE IS PAID MONTHLY. IT ALSO BENEFITS WHEN IT HOLDS CASH FOR THE FUND IN NON-INTEREST BEARING ACCOUNTS. THE TRUSTEE MAY ALSO RECEIVE ADDITIONAL AMOUNTS:
     TO REIMBURSE THE TRUSTEE FOR THE FUND'S OPERATING EXPENSES;
     FOR EXTRAORDINARY SERVICES AND COSTS OF INDEMNIFYING THE TRUSTEE AND THE SPONSORS;
     COSTS OF ACTIONS TAKEN TO PROTECT THE FUND AND OTHER LEGAL FEES AND
     EXPENSES;
     EXPENSES FOR KEEPING THE FUND'S REGISTRATION STATEMENT CURRENT; AND
     FUND TERMINATION EXPENSES AND ANY GOVERNMENTAL CHARGES.
      THE SPONSORS ARE CURRENTLY REIMBURSED UP TO 45 PER $1,000 FACE AMOUNT ANNUALLY FOR PROVIDING PORTFOLIO SUPERVISORY, BOOKKEEPING AND
      ADMINISTRATIVE SERVICES AND FOR ANY OTHER EXPENSES PROPERLY CHARGEABLE TO THE FUND. LEGAL, TYPESETTING, ELECTRONIC FILING AND REGULATORY FILING FEES AND EXPENSES ASSOCIATED WITH UPDATING THE PORTFOLIO'S REGISTRATION STATEMENT YEARLY ARE ALSO NOW CHARGEABLE TO THE PORTFOLIO. WHILE THIS FEE MAY EXCEED THE AMOUNT OF THESE COSTS AND EXPENSES ATTRIBUTABLE TO THIS FUND, THE TOTAL OF THESE FEES FOR ALL SERIES OF DEFINED ASSET FUNDS WILL NOT EXCEED THE AGGREGATE AMOUNT ATTRIBUTABLE TO ALL OF THESE SERIES FOR ANY
      CALENDAR YEAR. THE FUND ALSO PAYS THE EVALUATOR'S FEES.
      THE TRUSTEE'S, SPONSORS' AND EVALUATOR'S FEES MAY BE ADJUSTED FOR INFLATION WITHOUT INVESTORS' APPROVAL.
      ANY QUARTERLY DEFERRED SALES CHARGES YOU OWE ARE PAID WITH INTEREST AND PRINCIPAL FROM CERTAIN BONDS. IF THESE AMOUNTS ARE NOT ENOUGH, THE REST WILL BE PAID OUT OF DISTRIBUTIONS TO YOU FROM THE FUND'S CAPITAL AND INCOME ACCOUNTS.
      THE SPONSORS WILL PAY ADVERTISING AND SELLING EXPENSES AT NO CHARGE TO THE FUND. IF FUND EXPENSES EXCEED INITIAL ESTIMATES, THE FUND WILL OWE THE
     EXCESS. THE TRUSTEE HAS A LIEN ON FUND ASSETS TO SECURE REIMBURSEMENT OF FUND EXPENSES AND MAY SELL BONDS IF CASH IS NOT AVAILABLE.
      PORTFOLIO CHANGES THE SPONSORS AND TRUSTEE ARE NOT LIABLE FOR ANY DEFAULT OR DEFECT IN A BOND.
      UNLIKE A MUTUAL FUND, THE PORTFOLIO IS DESIGNED TO REMAIN INTACT AND WE MAY KEEP BONDS IN THE PORTFOLIO EVEN IF THEIR CREDIT QUALITY DECLINES OR OTHER ADVERSE FINANCIAL CIRCUMSTANCES OCCUR. HOWEVER, WE MAY SELL A BOND IN CERTAIN CASES IF WE BELIEVE THAT CERTAIN

      ADVERSE CREDIT OR CERTAIN OTHER CONDITIONS EXIST.
      IF WE MAINTAIN A SECONDARY MARKET IN UNITS BUT ARE UNABLE TO SELL THE UNITS THAT WE BUY IN THE SECONDARY MARKET, WE WILL REDEEM UNITS, WHICH WILL AFFECT THE SIZE AND COMPOSITION OF THE PORTFOLIO. UNITS OFFERED IN THE SECONDARY MARKET MAY NOT REPRESENT THE SAME FACE AMOUNT OF BONDS THAT THEY DID ORIGINALLY.
      WE DECIDE WHETHER OR NOT TO OFFER UNITS FOR SALE THAT WE ACQUIRE IN THE SECONDARY MARKET AFTER REVIEWING:
     DIVERSITY OF THE PORTFOLIO;
     SIZE OF THE FUND RELATIVE TO ITS ORIGINAL SIZE;
     RATIO OF FUND EXPENSES TO INCOME;
     CURRENT AND LONG-TERM RETURNS;
     DEGREE TO WHICH UNITS MAY BE SELLING AT A PREMIUM OVER PAR; AND
     COST OF MAINTAINING A CURRENT PROSPECTUS.
FUND TERMINATION THE FUND WILL TERMINATE FOLLOWING THE STATED MATURITY OR SALE OF THE LAST BOND IN THE PORTFOLIO. THE FUND MAY ALSO TERMINATE EARLIER WITH THE CONSENT OF INVESTORS HOLDING 51% OF THE UNITS OR IF TOTAL ASSETS OF THE FUND HAVE FALLEN BELOW 40% OF THE FACE AMOUNT OF BONDS DEPOSITED. WE WILL DECIDE WHETHER TO TERMINATE THE FUND EARLY BASED ON THE SAME FACTORS USED IN DECIDING WHETHER OR NOT TO OFFER UNITS IN THE SECONDARY MARKET.
WHEN THE FUND IS ABOUT TO TERMINATE YOU WILL RECEIVE A NOTICE, AND YOU WILL BE UNABLE TO SELL YOUR UNITS AFTER THAT TIME. ON OR SHORTLY BEFORE TERMINATION, WE WILL SELL ANY REMAINING BONDS, AND YOU WILL RECEIVE YOUR FINAL DISTRIBUTION. ANY BOND THAT CANNOT BE SOLD AT A REASONABLE PRICE MAY CONTINUE TO BE HELD BY THE TRUSTEE IN A LIQUIDATING TRUST PENDING ITS FINAL SALE.
YOU WILL PAY YOUR SHARE OF THE EXPENSES ASSOCIATED WITH TERMINATION, INCLUDING BROKERAGE COSTS IN SELLING BONDS. THIS MAY REDUCE THE AMOUNT YOU RECEIVE AS YOUR FINAL DISTRIBUTION.
CERTIFICATES CERTIFICATES FOR UNITS ARE ISSUED ON REQUEST. YOU MAY TRANSFER CERTIFICATES BY COMPLYING WITH THE REQUIREMENTS FOR REDEEMING CERTIFICATES, DESCRIBED ABOVE. YOU CAN REPLACE LOST OR MUTILATED CERTIFICATES BY DELIVERING SATISFACTORY INDEMNITY AND PAYING THE ASSOCIATED COSTS.
TRUST INDENTURE THE FUND IS A 'UNIT INVESTMENT TRUST' GOVERNED BY A TRUST INDENTURE, A CONTRACT AMONG THE SPONSORS, THE TRUSTEE AND THE EVALUATOR, WHICH SETS FORTH THEIR DUTIES AND OBLIGATIONS AND YOUR RIGHTS. A COPY OF THE INDENTURE IS AVAILABLE TO YOU ON REQUEST TO THE TRUSTEE. THE FOLLOWING SUMMARIZES CERTAIN PROVISIONS OF THE INDENTURE.
THE SPONSORS AND THE TRUSTEE MAY AMEND THE INDENTURE WITHOUT YOUR CONSENT:
     TO CURE AMBIGUITIES;

     TO CORRECT OR SUPPLEMENT ANY DEFECTIVE OR INCONSISTENT PROVISION;
     TO MAKE ANY AMENDMENT REQUIRED BY ANY GOVERNMENTAL AGENCY; OR
     TO MAKE OTHER CHANGES DETERMINED NOT TO BE MATERIALLY ADVERSE TO YOUR BEST INTEREST (AS DETERMINED BY THE SPONSORS).
INVESTORS HOLDING 51% OF THE UNITS MAY AMEND THE INDENTURE. EVERY INVESTOR MUST CONSENT TO ANY AMENDMENT THAT CHANGES THE 51% REQUIREMENT. NO AMENDMENT MAY REDUCE YOUR INTEREST IN THE FUND WITHOUT YOUR WRITTEN CONSENT.
THE TRUSTEE MAY RESIGN BY NOTIFYING THE SPONSORS. THE SPONSORS MAY REMOVE THE TRUSTEE WITHOUT YOUR CONSENT IF:
     IT FAILS TO PERFORM ITS DUTIES AND THE SPONSORS DETERMINE THAT ITS
      REPLACEMENT IS IN YOUR BEST INTEREST; OR
     IT BECOMES INCAPABLE OF ACTING OR BANKRUPT OR ITS AFFAIRS ARE TAKEN OVER BY PUBLIC AUTHORITIES.
INVESTORS HOLDING 51% OF THE UNITS MAY REMOVE THE TRUSTEE. THE EVALUATOR MAY RESIGN OR BE REMOVED BY THE SPONSORS AND THE TRUSTEE WITHOUT THE CONSENT OF INVESTORS. THE RESIGNATION OR REMOVAL OF EITHER BECOMES EFFECTIVE WHEN A SUCCESSOR ACCEPTS APPOINTMENT. THE SPONSORS WILL TRY TO APPOINT A SUCCESSOR PROMPTLY; HOWEVER, IF NO SUCCESSOR HAS ACCEPTED WITHIN 30 DAYS AFTER NOTICE OF RESIGNATION, THE RESIGNING TRUSTEE OR EVALUATOR MAY PETITION A COURT TO APPOINT A SUCCESSOR.
ANY SPONSOR MAY RESIGN AS LONG AS ONE SPONSOR WITH A NET WORTH OF $2 MILLION REMAINS AND AGREES TO THE RESIGNATION. THE REMAINING SPONSORS AND THE TRUSTEE MAY APPOINT A REPLACEMENT. IF THERE IS ONLY ONE SPONSOR AND IT FAILS TO PERFORM ITS DUTIES OR BECOMES BANKRUPT THE TRUSTEE MAY:
     REMOVE IT AND APPOINT A REPLACEMENT SPONSOR;
     LIQUIDATE THE FUND; OR
     CONTINUE TO ACT AS TRUSTEE WITHOUT A SPONSOR.
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ACTS AS AGENT FOR THE
SPONSORS.
THE TRUST INDENTURE CONTAINS CUSTOMARY PROVISIONS LIMITING THE LIABILITY OF THE TRUSTEE, THE SPONSORS AND THE EVALUATOR.
LEGAL OPINION DAVIS POLK & WARDWELL, 450 LEXINGTON AVENUE, NEW YORK, NEW YORK 10017, AS SPECIAL COUNSEL FOR THE SPONSORS, HAS GIVEN AN OPINION THAT THE UNITS ARE VALIDLY ISSUED.
AUDITORS DELOITTE & TOUCHE LLP, 2 WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281, INDEPENDENT ACCOUNTANTS, AUDITED THE STATEMENT OF CONDITION INCLUDED IN THIS PROSPECTUS.
SPONSORS THE SPONSORS ARE:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019
Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.
Trustee The Bank of New York,101 Barclay Street--17W, New York, New York 10268, is the Trustee.
It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities. Underwriters' and Sponsors' Profits Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.
A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member. In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.
Public Distribution The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.
Code of Ethics Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.
Year 2000 Issues Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). The year 2000 problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole. We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.
TAXES THE FOLLOWING SUMMARY DESCRIBES SOME OF THE IMPORTANT INCOME TAX CONSEQUENCES OF HOLDING UNITS. IT ASSUMES THAT YOU ARE NOT A DEALER, FINANCIAL INSTITUTION, INSURANCE COMPANY OR OTHER INVESTOR WITH SPECIAL CIRCUMSTANCES. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR PARTICULAR CIRCUMSTANCES.
IN THE OPINION OF OUR COUNSEL, UNDER EXISTING LAW: GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT THE FUND WILL NOT BE TAXED AS A CORPORATION FOR FEDERAL INCOME TAX PURPOSES, AND YOU
WILL BE CONSIDERED TO OWN DIRECTLY YOUR SHARE OF EACH BOND IN THE FUND.
INCOME OR LOSS UPON DISPOSITION WHEN ALL OR PART OF YOUR SHARE OF A BOND IS DISPOSED OF (FOR EXAMPLE, WHEN THE FUND SELLS, EXCHANGES OR REDEEMS A BOND OR WHEN YOU SELL OR EXCHANGE YOUR UNITS), YOU WILL GENERALLY RECOGNIZE CAPITAL GAIN OR LOSS. YOUR GAIN, HOWEVER, WILL GENERALLY BE ORDINARY INCOME TO THE EXTENT OF ANY ACCRUED 'MARKET DISCOUNT'. GENERALLY YOU WILL HAVE MARKET DISCOUNT TO THE EXTENT THAT YOUR BASIS IN A BOND WHEN YOU PURCHASE A UNIT IS LESS THAN ITS STATED REDEMPTION PRICE AT MATURITY (OR, IF IT IS AN ORIGINAL ISSUE DISCOUNT BOND, THE ISSUE PRICE INCREASED BY ORIGINAL ISSUE DISCOUNT THAT HAS ACCRUED ON THE BOND BEFORE YOUR PURCHASE). YOU SHOULD CONSULT YOUR TAX ADVISER IN THIS REGARD.
IF YOUR NET LONG-TERM CAPITAL GAINS EXCEED YOUR NET SHORT-TERM CAPITAL LOSSES, THE EXCESS MAY BE SUBJECT TO TAX AT A LOWER RATE THAN ORDINARY INCOME. ANY CAPITAL GAIN FROM THE FUND WILL BE LONG-TERM IF YOU ARE CONSIDERED TO HAVE HELD YOUR INVESTMENT ON EACH BOND FOR MORE THAN ONE YEAR AND SHORT-TERM IF YOU HELD IT FOR ONE YEAR OR LESS. BECAUSE THE DEDUCTIBILITY OF CAPITAL LOSSES IS SUBJECT TO LIMITATIONS, YOU MAY NOT BE ABLE TO DEDUCT ALL OF YOUR CAPITAL LOSSES. YOU SHOULD CONSULT YOUR TAX ADVISOR IN THIS REGARD.
YOUR BASIS IN THE BONDS YOUR AGGREGATE BASIS IN THE BONDS WILL BE EQUAL TO THE COST OF YOUR UNITS, INCLUDING ANY SALES CHARGES AND THE ORGANIZATIONAL EXPENSES YOU PAY, ADJUSTED TO REFLECT ANY ACCRUALS OF 'ORIGINAL ISSUE DISCOUNT,' 'ACQUISITION PREMIUM' AND 'BOND

PREMIUM'. YOU SHOULD CONSULT YOUR TAX ADVISER IN THIS REGARD.
EXPENSES IF YOU ARE AN INDIVIDUAL WHO ITEMIZES DEDUCTIONS, YOU MAY DEDUCT YOUR SHARE OF FUND EXPENSES, BUT ONLY TO THE EXTENT THAT SUCH AMOUNT, TOGETHER WITH YOUR OTHER MISCELLANEOUS DEDUCTIONS, EXCEEDS 2% OF YOUR ADJUSTED GROSS INCOME. YOUR ABILITY TO DEDUCT FUND EXPENSES WILL BE LIMITED FURTHER IF YOUR ADJUSTED GROSS INCOME EXCEEDS A SPECIFIED AMOUNT (FOR 1999, $126,600 OR $63,300 FOR A MARRIED PERSON FILING SEPARATELY).
FOREIGN INVESTORS IF YOU ARE A FOREIGN INVESTOR AND YOU ARE NOT ENGAGED IN A U.S. TRADE OR BUSINESS, YOU GENERALLY WILL NOT BE SUBJECT TO U.S. FEDERAL INCOME TAX, INCLUDING WITHHOLDING TAX, ON THE INTEREST OR GAIN ON A BOND ISSUED AFTER JULY 18, 1984 IF YOU MEET CERTAIN REQUIREMENTS, INCLUDING THE CERTIFICATION OF FOREIGN STATUS AND OTHER MATTERS. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT THE POSSIBLE APPLICATION OF FEDERAL, STATE AND LOCAL, AND FOREIGN TAXES. SUPPLEMENTAL INFORMATION YOU CAN RECEIVE AT NO COST SUPPLEMENTAL INFORMATION ABOUT THE FUND BY CALLING THE TRUSTEE. THE SUPPLEMENTAL INFORMATION INCLUDES MORE DETAILED RISK DISCLOSURE ABOUT THE TYPES OF BONDS THAT MAY BE IN THE FUND'S PORTFOLIO, GENERAL RISK DISCLOSURE CONCERNING ANY INSURANCE SECURING CERTAIN BONDS, AND GENERAL INFORMATION ABOUT THE STRUCTURE AND OPERATION OF THE FUND. THE SUPPLEMENTAL INFORMATION IS ALSO AVAILABLE FROM THE SEC.

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Corporate Income Fund,
  Insured Series - 102,
  Defined Asset Funds:

We have audited the accompanying statement of condition of Corporate Income Fund, Insured Series - 102, Defined Asset Funds, including the portfolio, as of March 31, 1999 and the related statements of operations and of changes in net assets for the period April 9, 1998 to March 31, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Corporate Income Fund, Insured Series - 102, Defined Asset Funds at March 31, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
June 25, 1999

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MARCH 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $21,240,095)(Note 1).....................                 $20,606,629
  Receivable from security sold or redeemed........                     384,446
  Accrued interest receivable......................                     382,392
  Accrued interest on segregated bonds.............                      22,491
  Deferred organization costs (Note 5).............                      17,805
                                                                   _____________

              Total trust property.................                  21,413,763

LESS LIABILITIES:
  Advance from Trustee.............................  $    77,097
  Accrued expenses.................................        5,144
  Redemption payable...............................      382,067
  Deferred sales charge (Note 5)...................      250,629        714,937
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  20,606 units of fractional undivided
    interest outstanding (Note 3)..................   20,602,276
  Undistributed net investment income..............       96,550
                                                    _____________
                                                                    $20,698,826
                                                                   =============
UNIT VALUE ($20,698,826/20,606 units)..............                   $1,004.50
                                                                   =============

                         See Notes to Financial Statements.

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                               April 9,
                                                 1998
                                                  to
                                               March 31,
                                                 1999
                                             _____________
INVESTMENT INCOME:
  Interest income...........................  $1,240,424
  Interest income on segregated bonds.......      54,633
  Trustee's fees and expenses...............     (17,765)
  Sponsors' fees............................      (8,698)
  Insurance expenses........................     (35,096)
  Organizational expenses...................      (4,451)
                                             _____________
  Net investment income.....................   1,229,047
                                             _____________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................       4,881
  Unrealized depreciation of investments....    (633,466)
                                             _____________

  Net realized and unrealized loss on
    investments.............................    (628,585)
                                             _____________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................  $  600,462
                                             =============


             See Notes to Financial Statements.

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                 April 9,
                                                   1998
                                                    to
                                                 March 31,
                                                   1999
                                               _____________
OPERATIONS:
  Net investment income....................... $ 1,229,047
  Realized gain on securities sold
    or redeemed...............................       4,881
  Unrealized depreciation of investments......    (633,466)
                                               _____________
  Net increase in net assets resulting
    from operations...........................     600,462
                                               _____________
INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......  (1,168,262)

DEFERRED SALES CHARGE (Note 5)................    (280,310)

CAPITAL SHARE TRANSACTIONS:
  Issuance of 16,692 units....................  17,433,235
  Redemptions of 1,650 units..................  (1,657,919)
                                               _____________
NET INCREASE IN NET ASSETS....................  14,927,206

NET ASSETS AT BEGINNING OF PERIOD.............   5,771,620
                                               _____________
NET ASSETS AT END OF PERIOD................... $20,698,826
                                               =============
PER UNIT:
  Income distributions during period..........      $60.27
                                               =============
  Net asset value at end of period............   $1,004.50
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......      20,606
                                               =============

             See Notes to Financial Statements.

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 9, 1998 was based upon offer side evaluations at April 7, 1998 the day prior to the Date of Deposit. Cost of securities at April 9, 1998 was also based on such offer side evaluations; the cost of securities deposited subsequently is based on offer side evaluations at date of purchase.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 20,606 units at Dates of Deposit............   $21,446,950
      Redemptions of units - net cost of 1,650 units
        redeemed less redemption amounts..................        64,221
      Realized gain on securities sold or redeemed........         4,881
      Deferred sales charge (Note 5)......................      (280,310)
      Net Unrealized depreciation of investments..........      (633,466)
                                                           ______________

      Net capital applicable to Holders...................   $20,602,276
                                                           ==============

  4.  INCOME TAXES

      As of March 31, 1999, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $633,466, of which $15,656 related to appreciated securties and $649,122 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $21,240,095 at March 31, 1999.

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the principal proceeds from periodic sale or maturity of the segregated bonds. A deferred sales charge of $5.00 per unit is charged three times in the first year and $3.75 per unit on a quarterly basis for the second and third years, and paid to the Sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS

PORTFOLIO
AS OF MARCH 31, 1999

                                      Rating of Issues(1)                                 Optional
    Portfolio No. and Title of        Standard  Moody's       Face                        Redemption
            Securities                Poors &   Investors     Amount Coupon Maturities(3) Provisions(3)      Cost(2)      Value(2)
            __________               _________ _________     ______  ______ _____________ _____________      _______      ________
 1 Bell Atlantic Corporation,           A+        A2    $ 2,000,000   6.500%   2028       None           $ 1,991,421    $1,945,060
   Debentures

 2 Bellsouth Telecommunications         AAA       Aaa     2,000,000   6.750    2033       None             1,981,496     1,921,140
   Debentures

 3 Philadelphia Electric Company,       BBB+      Baa1      795,000   7.250    2024       11/01/04           813,501       828,501
   First Refunding Mortgage Bonds.                                                        @ 102.820

 4 Potomac Electric & Power Company,    A         A1      2,000,000   6.875    2023       None             2,020,943     1,941,140
   First Mortgage Bonds.

 5 SBC Communications Inc.,             AA-       A1      3,565,000   6.625    2034       None             3,512,110     3,374,508
   Debentures.

 6 Southwestern Bell Telephone,         AA        Aa3     4,000,000   6.625    2024       None             3,970,909     3,818,240
   Debentures.

 7 Us West Communications Company,      A+        A2      4,000,000   6.875    2033       None             3,942,855     3,826,760
   Debentures

 8 Virginia Electric & Power Company,   A         A2      2,000,000   6.750    2023       None             1,981,324     1,928,160
   First Refunding Mortgage Bonds,
   Ser. G

 9 United States Treasury Notes (4)     AAA       Aaa       336,000   6.250    2000       None               341,014       340,830

10 United States Treasury Notes (4)     AAA       Aaa       336,000   6.375    1999       None               339,413       336,525

11 United States Treasury Notes (4)     AAA       Aaa       336,000   6.500    2001       None               345,109       345,765

                                                       ______________                                  ______________ ______________
TOTAL                                                    $21,368,000                                     $21,240,095   $20,606,629
                                                       ==============                                  ============== ==============
        See Notes to Portfolio.


CORPORATE INCOME FUND,
INSURED SERIES - 102,
DEFINED ASSET FUNDS


NOTES TO PORTFOLIO
AS OF MARCH 31, 1999

   (1) "NR", if applicable, indicates that this security is not currently rated by the indicated rating service. These ratings have been provided by the Evaluator, but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) It is anticipated that principal received from these bonds will be applied to the payment of the Trust's deferred sales charges.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         CORPORATE INCOME FUND
Request the most recent free             INSURED SERIES--102
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         Securities Act of 1933 (file no.
                                         333-34293) and
                                         Investment Company Act of 1940 (file
                                         no. 811-2295).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


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